Long-term investments	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-term investments

Note 7 — Long-term investments

Long-term investments consist of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
5.0% Investment in a company in mobile games industry	600,000	600,000	83,815
5.0% Investment in a company in central processing advertising algorithm services	600,000	600,000	83,815
Subtotal	1,200,000	1,200,000	167,630
Less: Impairment loss	1,102,938	1,102,938	154,072
Total	97,062	97,062	13,559

During the years ended December 31, 2024 and the six months ended June 30, 2025, the Company’s long-term investments amounted to RMB 97,062 and RMB 97,062 (USD 13,559), respectively. The Company made impairment allowance of equity method investments with the amount of RMB 534,031 (USD 74,600) for the company in mobile games industry and RMB 568,907 (USD 79,472) for the company in central processing.